UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01735

FPA New Income, Inc.

(Exact name of registrant as specified in charter)

11601 Wilshire Blvd., Ste. 1200, Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

J. Richard Atwood, President

FPA New Income, Inc.

11601 Wilshire Blvd., Ste. 1200,

Los Angeles, CA 90025

(Name and address of agent for service)

Registrant’s telephone number, including area code: 310-473-0225

Date of fiscal year end: 9/30

Date of reporting period: 7/1/19 to 6/30/20

Item 1. Proxy Voting Record.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-1735
Reporting Period: 07/01/2019 - 06/30/2020
FPA New Income, Inc.

============================== FPA New Income Inc ==============================

BOART LONGYEAR LIMITED

Ticker:       BLY            Security ID:  Q1645L104
Meeting Date: OCT 30, 2019   Meeting Type: Special
Record Date:  OCT 28, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Consolidation of Share Capital  For       For          Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA NEW INCOME, INC.

By:	/s/ J. Richard Atwood
J. Richard Atwood
President

Date: August 7, 2020